Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Equity Income Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.69%
T. Rowe Price Equity Income Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.56%
T. Rowe Price Equity Income Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.02%
T. Rowe Price Equity Income Fund - R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.25%
T. Rowe Price Equity Income Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.54%)	[2]
Net Expenses (as a percentage of Assets)	0.00%	[2]

[1]	Restated to show maximum 12b-1 fee rate of 0.50%. Actual rate for the prior fiscal year was 0.47%
[2]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.